SHARE CAPITAL AND RESERVES (Details 3)		6 Months Ended
		May 31, 2022 shares $ / shares	Nov. 30, 2021 shares	Nov. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		1,755,445	1,755,445	957,995
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		257,995
Number Exercisable		257,995
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Feb. 28, 2024
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		25,000
Number Exercisable		25,000
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Jan. 08, 2025
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		25,000
Number Exercisable		25,000
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Feb. 13, 2025
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		25,000
Number Exercisable		25,000
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Mar. 10, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		25,000
Number Exercisable		25,000
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Apr. 13, 2025
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		275,000
Number Exercisable		275,000
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Jul. 23, 2025
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		750,715
Number Exercisable	[1]	428,980
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Jan. 01, 2026
Range 8 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		321,735
Number Exercisable		214,490
Exercise Price | $ / shares		$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options		Jan. 14, 2026
Range 9 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding		1,705,445
Number Exercisable		1,276,465

[1]	321,735 unvested stock options and 428,980 vested stock options were cancelled in July 2022.